EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share
The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended
	2024	2023	2022
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit attributable to APWC from continuing operations	3,486	3,867	3,874
Net profit attributable to APWC	3,486	3,867	3,874

Denominator:
Weighted-average common shares outstanding – basic and diluted	20,616,227	20,616,227	20,020,364

Earnings per share – basic and diluted
Continuing operations	0.17	0.19	0.19
Total earnings per share – basic and diluted	0.17	0.19	0.19